Label	Element	Value
Pemberwick Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pemberwick Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pemberwick Fund (the “Fund”) seeks maximum current income that is consistent with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may generate a greater amount of taxable capital gains.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period ended March 31, 2017, the portfolio turnover rate of the  Fund was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	As the Fund is new, “Other Expenses” are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses and which reflects the Management Fees and Other Expenses of the Predecessor Fund for the Period from May 1, 2016 to December 5, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by primarily investing its assets in a non-diversified portfolio of the following securities or instruments (“Principal Investments”): U.S. Government securities; municipal securities; commercial paper; time deposits and certificates of deposit; corporate debt obligations; and open-end investment companies.

In selecting portfolio securities for the Fund, the Fund’s investment advisor, Pemberwick Investment Advisors, LLC (“Pemberwick” or the “Advisor”) selects investment grade investments so that the issuer of approximately 90% of the Fund’s assets will be rated “A-” or better by a nationally recognized statistical rating organization (“NRSRO”) (or if commercial paper, rated in the highest category) or, if a rating is not available, deemed to be of comparable quality by the Advisor.  The Fund may only invest in open-end investment companies that: (i) have a policy to generally invest a significant portion of their assets in fixed-income securities having a credit rating of “A-” or better by an NRSRO or of comparable quality as determined by such company’s investment advisor; and (ii) have net assets in excess of $200 million.  Pemberwick also invests in securities issued by banking institutions operating in the United States having assets in excess of $200 billion.  The Fund will concentrate its investments in the banking industry.  Therefore, under normal conditions, the Fund will invest at least 25% of its assets in securities issued by companies in the banking industry.

The Advisor selects portfolio securities of varying maturities based upon anticipated cash flow needs of the Fund, expectations about the direction of interest rates, and other economic factors.  The Fund may invest in cash and cash equivalents.  The Fund expects to maintain an average duration of 0 to 90 days with respect to 5% to 10% of the Fund’s assets, as determined necessary by the Advisor in order to meet anticipated liquidity needs.  The Fund expects to maintain an overall average effective duration for non-floating rate assets of approximately 24 months, depending on market conditions.  Average effective duration is a measure of the Fund’s interest rate sensitivity. The longer the Fund’s effective duration, the more sensitive the Fund is to shifts in interest rates.  The Fund’s average effective duration also gives an indication of how the Fund’s net asset value will change as interest rates change.  For instance, a fund with a five-year duration would be expected to lose 5% of its net asset value (“NAV”) if interest rates rose by one percentage point, or gain 5% if interest rates fell by one percentage point.  The Advisor may invest in “fixed to float” securities, which are securities that initially have a fixed return, but which, after a period of time, begin to “float,” or provide a rate of return equal to a market reference rate (such as the CPI, LIBOR, an index, etc.) plus a specified percentage (the “floating spread”). In determining the duration of a fixed to float security, the Advisor may assign a duration to such security based upon the first call date (usually the float commencement date) if the floating spread of such security is significantly higher than similar or comparable fixed or floating rate securities, taking into account the duration of those similar securities.

The Advisor has engaged J.P. Morgan Investment Management Inc. (“JP Morgan” or the “Sub-Advisor”) to manage a portion of the Fund’s assets in a percentage determined from time to time by the Advisor.  At the Advisor’s discretion, the Advisor may allocate 100% of the Fund’s assets to the Sub-Advisor.  As of the date of this Prospectus, approximately 27% of the Fund’s assets were allocated to the Sub-Advisor.  The Sub-Advisor implements a short duration strategy that invests in Principal Investments with effective average durations generally targeted at between one to three years.  In selecting securities for the Fund, the Sub-Advisor generally focuses on U.S. Government securities, although it may invest in other permitted investments as directed by Pemberwick from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund’s NAV, yield and total return.  It is possible to lose money by investing in the Fund.

•
Credit Risk:  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•
Concentration Risk:  By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries or sectors.

•
Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

•
Fixed Income Market Risk:  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
Interest Rate Risk:  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•
Management Risk:  The Advisor’s or Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Market Risk:  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•
Municipal Securities Risk:  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities.  In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

•
Non-Diversification Risk:  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•	Prepayment Risk: In times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield.

•
U.S. Government Agencies and Instrumentalities Securities Risk:  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

•
Other Investment Companies Risk:  You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund was organized to acquire the assets and liabilities of the Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”) in exchange for shares of the Fund on December 5, 2016.  Accordingly, the Fund is the successor to the Predecessor Fund, and the following return information for periods prior to December 5, 2016 was derived from the performance records of the Predecessor Fund.  The Fund has investment objectives, strategies, and policies in all material respects equivalent to the Predecessor Fund, which, like the Fund, was advised and sub-advised by Pemberwick and J.P. Morgan, respectively.  Performance information for the Predecessor Fund reflects all fees and expenses of the Predecessor Fund, and has not been adjusted to reflect the fees and expenses of the Fund.

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund and Predecessor Fund from calendar year to calendar year and by showing how the Fund and Predecessor Fund’s average annual returns for one year, five years, and since inception compared with those of the Barclays Capital 1-3 Year Government/Credit Index, which is a broader measure of market performance.  The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling 1-888-893-4491.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund and Predecessor Fund from calendar year to calendar year and by showing how the Fund and Predecessor Fund’s average annual returns for one year, five years, and since inception compared with those of the Barclays Capital 1-3 Year Government/Credit Index, which is a broader measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-893-4491
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
1.74%	(1.82)%
(March 31, 2012)	(September 30, 2011)
		The Fund’s calendar year-to-date return as of June 30, 2017 was 0.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.82%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than other returns for the same period when Fund shares are sold for a loss that provides an assumed tax benefit that increases the after-tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  In some instances, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than other returns for the same period when Fund shares are sold for a loss that provides an assumed tax benefit that increases the after-tax return.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2016)
Pemberwick Fund | Bloomberg Barclays Capital 1-3 Year U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Capital 1-3 Year U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.28%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Pemberwick Fund | Pemberwick Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%	[3]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Annual Return 2012	rr_AnnualReturn2012	3.68%
Annual Return 2013	rr_AnnualReturn2013	0.85%
Annual Return 2014	rr_AnnualReturn2014	0.56%
Annual Return 2015	rr_AnnualReturn2015	0.62%
Annual Return 2016	rr_AnnualReturn2016	1.05%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.15%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2010
Pemberwick Fund | Pemberwick Fund Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.71%	[2]
Pemberwick Fund | Pemberwick Fund Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.70%	[2]

[1]	The Bloomberg Barclays Capital 1-3 Year U.S. Government/Credit Index is an unmanaged market index and should not be considered indicative of any Fund or Predecessor Fund investment.
[2]	The Predecessor Fund commenced operations on February 1, 2010. Returns for periods from February 1, 2010 to December 5, 2016 are those of the Predecessor Fund. The Fund commenced operations on December 6, 2016.
[3]	The Pemberwick Fund, a series of FundVantage Trust (the "Predecessor Fund") reorganized into the Fund on December 5, 2016. The Fund is a newly formed series of Manager Directed Portfolios (the "Trust"). The Fund reduced its contractual management fee from 0.50% to 0.25%, effective December 5, 2016. As the Fund is new, "Other Expenses" are estimated for the current fiscal year.
[4]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses and which reflects the Management Fees and Other Expenses of the Predecessor Fund for the Period from May 1, 2016 to December 5, 2016.